Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Discount rate as of December 31	2.82%	1.34%	1.12%
Future salary nominal increases	3.63%	2.27%	2.06%